SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 3,035,628	$ 26,367,360	$ 20,351,112
Principal payment of financial lease	[1]	9,498,794	9,856,279	7,688,661
Income tax paid through the use of financial assets at fair value through profit or loss		$ 166,052,445	$ 0	$ 0

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.